ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions Goodwill And Intangible Assets
SUMMARY OF GOODWILL

A summary of our goodwill as of December 31, 2023 and 2022 is shown below:

	December 31, 2023	December 31, 2022
Balance at beginning of the year ended	$12,071,376	$21,062,455
Less: Derecognition upon recording of gain on non-financial asset	-	(4,880,000)
Less: Goodwill impairment due to market capitalization	(6,083,146)	(4,111,079)

Balance at the end of the year ended	$5,988,230	$12,071,376